Commitments and Contingencies (Details Narrative) - Sonnet BioTherapeutics Holdings, Inc. [Member] € in Millions	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2024	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jan. 31, 2019 USD ($)	Jul. 31, 2012 USD ($)
Loss Contingencies [Line Items]
Acquired in-process research							$ 12,000	$ 12,000	$ 12,000	$ 443,250
Discovery Collaboration Agreements [Member]
Loss Contingencies [Line Items]
License fees					$ 0	$ 0	0	0
Discovery Collaboration Agreements [Member] | XOMA [Member]
Loss Contingencies [Line Items]
MilestonePayments																$ 3,800,000
Discovery Collaboration Agreements [Member] | XOMA [Member] | In Process Research and Development [Member]
Loss Contingencies [Line Items]
License fees		$ 500,000			0	0	0	0	$ 0	0
Cellca Agreement [Member]
Loss Contingencies [Line Items]
MilestonePayments					600,000		$ 600,000
Description of milestone payments							The Company is obligated to make milestone payments to Cellca totaling up to $0.7 million upon the achievement of certain development and approval milestones if the Buy-Out Option is not exercised.		The Company is obligated to make milestone payments to Cellca totaling up to $0.7 million upon the achievement of certain development and approval milestones if the Buy-Out Option is not exercised.
Cellca Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
MilestonePayments															$ 700,000
Payment for annual license fee obligation					600,000		$ 600,000
Cellca Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Payment for annual license fee obligation					100,000		100,000
Cellca Agreement [Member] | In Process Research and Development [Member]
Loss Contingencies [Line Items]
License fees					0	0	0	0
Commercial product license fee		100,000
The Cellca Agreement [Member]
Loss Contingencies [Line Items]
MilestonePayments									$ 600,000
The Cellca Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Payment for annual license fee obligation									600,000
The Cellca Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Payment for annual license fee obligation									100,000
The Cellca Agreement [Member] | In Process Research and Development [Member]
Loss Contingencies [Line Items]
License fees									0	0
Commercial product license fee		$ 100,000
The Brink Agreement [Member]
Loss Contingencies [Line Items]
License fees					0	0	12,000	12,000
Commercial product license fee					100,000		100,000		100,000
Annual license fee													$ 12,000
Cell line storage fee							12,000
The Brink Agreement [Member] | In Process Research and Development [Member]
Loss Contingencies [Line Items]
License fees									12,000	12,000
Development license fee					100,000		100,000		100,000
InvivoGen Agreement [Member]
Loss Contingencies [Line Items]
License fees						0		0	0	0
Payment for annual license fee obligation					100,000		100,000		100,000		€ 0.1	€ 0.1
InvivoGen Agreement [Member] | In Process Research and Development [Member]
Loss Contingencies [Line Items]
License fees					100,000		100,000
ProteoNic Agreement [Member]
Loss Contingencies [Line Items]
MilestonePayments					200,000		200,000				€ 0.2
License fees					0		0		0	0
ProteoNic Agreement [Member] | In Process Research and Development [Member]
Loss Contingencies [Line Items]
License fees			$ 24,600
Navigo Agreement [Member] | Navigo Proteins GmbH [Member] | Technology Service [Member]
Loss Contingencies [Line Items]
MilestonePayments				$ 1,000,000.0	0	0	0	0	0					$ 1,000,000.0
Acquired in-process research				100,000					100,000
Evaluation milestone recognized				$ 300,000
Navigo Agreement [Member] | Navigo Proteins GmbH [Member] | Technology Service [Member] | Research and Development Expense [Member]
Loss Contingencies [Line Items]
License fees					0	$ 0	0	$ 0	$ 0	$ 300,000
Alkem Agreement [Member]
Loss Contingencies [Line Items]
MilestonePayments					$ 1,000,000.0		1,000,000.0
License fees							$ 100,000
SOC Agreement [Member]
Loss Contingencies [Line Items]
Agreements description	the Company establishes a partnership with a third party prior to the initiation of the initial efficacy combination trial under this collaboration, the Company will incur, payable to the SOC, a one-time fee equal to the greater of 5% or $1.5 million from the first upfront payment received from such third party partnership.